Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5. Intangible Assets

Intangible assets consisted of the following (in thousands):

	As of December 31, 2021
	Gross Value	Accumulated Amortization	Net Carrying Value	Remaining Weighted Average Useful Lives (years)
Amortized Intangible Assets
Brand (apparel rights)	$2,244	$(2,209)	$35	0.1
Total	$2,244	$(2,209)	$35

	As of December 31, 2020
	Gross Value	Accumulated Amortization	Net Carrying Value	Remaining Weighted Average Useful Lives (years)
Amortized Intangible Assets
Brand (apparel rights)	$2,244	$(1,888)	$356	1.1
Total	$2,244	$(1,888)	$356

Intangible asset amortization expense was $0.3 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively which is included in “general and administrative” expense in the accompanying consolidated statements of operations. As of December 31, 2021, the estimated future amortization expense of intangible assets is as follows (in thousands):

For the Year Ending December 31,	Amount
2022	$35
Total amortization expense	$35